Other income	3 Months Ended
Mar. 31, 2020
Other income
Other income

9. Other income

	Three month period
	ended March 31,

	2020	2019
	€ 1,000	€ 1,000

Grant income	229	379
Other income	34	37
	263	416

On February 9, 2018, the Company entered into a partnership agreement with Foundation Fighting Blindness (FFB), under which FFB has agreed to provide funding of $7.5 million for the pre-clinical and clinical development of QR‑421a for Usher syndrome type 2A targeting mutations in exon 13.

In addition, funding was received for our Huntington’s disease program.

Grants are recognized in other income in the same period in which the related R&D costs are recognized.